Related Party Financing (Details 1)	9 Months Ended			12 Months Ended
	Sep. 30, 2015 CHF (SFr)	Sep. 30, 2015 EUR (€)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Device Agreement Fresenius SE Affiliate [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 9,327,000
Maximum Amount	4,550	4,550	4,550
Minimum Amount	3,500	3,500	3,500
Cash Management AR Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 109,382,000		$ 146,144,000
Cash Management AP FreseniusSE [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			112,291,000		103,386,000
General Partner Loan 1 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 1,680,000		1,821,000
Date of repayment	Aug. 22, 2016	Aug. 22, 2016	Aug. 22, 2016
Interest rate	1.335%	1.335%	1.335%
Revised Interest Rate	1.334%	1.334%	1.334%
Transaction Amount Original Currency | €		€ 1,500,000
General Partner Loan 2 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 1,678,000		1,821,000
Date of repayment	Nov. 27, 2015	Nov. 27, 2015	Nov. 27, 2015
Interest rate	1.875%	1.875%	1.875%
Revised Interest Rate	1.506%	1.506%	1.506%
Transaction Amount Original Currency | €		€ 1,500,000
Loan To Equity Method Investee [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 22,500,000
Date of repayment	Jun. 12, 2015	Jun. 12, 2015	Jun. 12, 2015
Interest rate	2.5366%	2.5366%	2.5366%
Multi Tranche Loan To Equity Method Investee [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 48,157,000
Undrawn Amount			$ 18,400,000
Interest LIBOR	12 month LIBOR + 1.8%	12 month LIBOR + 1.8%	12 month LIBOR + 1.8%
Transaction Gain			$ 4,787,000
Transaction Amount Original Currency | SFr	SFr 46,919,000
Term Loan 2011 Fresnius SE Affiliate Investment [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 9,298,000		10,077,000
Date of repayment	Feb. 15, 2021	Feb. 15, 2021	Feb. 15, 2021
Interest rate	5.25%	5.25%	5.25%
Transaction Amount Original Currency | €		€ 8,300,000
Term Loan 2012 Fresnius SE Affiliate Investment [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 9,298,000		10,077,000
Date of repayment	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019
Interest rate	5.25%	5.25%	5.25%
Transaction Amount Original Currency | €		€ 8,300,000
Fresenius SE Loan 1 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 60,944,000
Date of repayment	Oct. 31, 2015	Oct. 31, 2015	Oct. 31, 2015
Interest rate	1.062%	1.062%	1.062%
Transaction Amount Original Currency | €		€ 54,400,000
Fresenius SE Loan 2 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction					$ 1,700,000
Date of repayment				Oct. 31, 2015	Oct. 31, 2015
Interest rate				1.188%	1.188%
Transaction Amount Original Currency | €				€ 1,400,000
Fresenius SE Loan 3 [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 80,998,000
Date of repayment	Oct. 31, 2015	Oct. 31, 2015	Oct. 31, 2015
Transaction Amount Original Currency | €		€ 72,300,000
General Partner AR [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 1,538,000		$ 462,000
General Partner AP [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			0		27,347,000
General Partner Reimbursement [Member]
Related Party Transactions 1 [Line Items]
Amount of transaction			$ 10,718,000		$ 17,307,000